Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2008 S.N. Kohsan Year	Mar. 31, 2011 S.N. Kohsan	Mar. 31, 2011 Chief Executive Officer	Dec. 31, 2010 Chief Executive Officer	Mar. 31, 2011 Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party				3.90%	8.60%		1.80%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange		721,534				74,100
Loan to S.N.Kohsan, loan amount	¥ 14,500		¥ 14,500
Loan to S.N.Kohsan, shares received as collateral			4,500,000
Loan to S.N.Kohsan, term of loan (in years)			5
Loan to S.N.Kohsan, annual interest rate			2.40%
Loan to S.N.Kohsan, number of S.N. Kohsan shares in NIDEC sold to repay the loan				3,356,000
Loan to S.N.Kohsan, shares repurchased from S.N.Kohsan				2,917,800
Loan to S.N.Kohsan, value of shares repurchased from S.N.Kohsan				¥ 12,867